Quarterly Information - Schedule of Quarterly Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013
Quarterly Financial Information [Line Items]
LIFO charges	$ 17.4	$ (18.0)	$ 0	$ 18.0	$ (71.9)	$ (84.0)	$ (14.5)	$ 14.5
Net pre-tax charge related to partial write down of inventory and fixed asset		14.0
Non-cash gain related to correction of deferred tax balances	21.3								21.3
Purchase Accounting Adjustments					12.0	28.2	8.6
Impairment of equity method investments							30.0
Loss on sale of Assets						$ 17.6